Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)		Ordinary shares		Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (loss) Income	Equity (Deficit) to Ordinary Shareholders	Non- controlling Interests	Total
Balance at Dec. 31, 2022		$ 18	[1]	$ 15,678,812	$ (18,337,830)	$ (75,641)	$ (2,734,641)	$ (41,108)	$ (2,775,749)
Balance (in Shares) at Dec. 31, 2022	[1]	400,099
Issuance of shares		$ 2	[1]	13,608,983			13,608,985		13,608,985
Issuance of shares (in Shares)	[1]	36,417
Net loss			[1]		(5,146,444)		(5,146,444)	(16,010)	(5,162,454)
Foreign currency translation			[1]			(17,513)	(17,513)	2,458	(15,055)
Balance at Dec. 31, 2023		$ 20	[1]	29,287,795	(23,484,274)	(93,154)	5,710,387	(54,660)	5,655,727
Balance (in Shares) at Dec. 31, 2023	[1]	436,516
Issuance of ordinary shares through Equity Incentive Plan		$ 1	[1]	299,999			300,000		300,000
Issuance of ordinary shares through Equity Incentive Plan (in Shares)	[1]	14,352
Issuance of ordinary shares through convertible notes conversion		$ 2	[1]	1,299,998			1,300,000		1,300,000
Issuance of ordinary shares through convertible notes conversion (in Shares)	[1]	43,416
Issuance of ordinary shares under a subscription agreement		$ 11	[1]	5,435,657			5,435,668		5,435,668
Issuance of ordinary shares under a subscription agreement (in Shares)	[1]	229,823
Share-based compensation		$ 1	[1]	629,999			630,000		630,000
Share-based compensation (in Shares)	[1]	35,000
Net loss			[1]		(6,616,671)		(6,616,671)	(158,748)	(6,775,419)
Foreign currency translation			[1]			364,606	364,606	(18,180)	346,426
Balance at Dec. 31, 2024		$ 35	[1]	36,953,448	(30,100,945)	271,452	7,123,990	(231,588)	6,892,402
Balance (in Shares) at Dec. 31, 2024	[1]	759,107
Issuance of shares		$ 1	[1]				1		1
Issuance of shares (in Shares)	[1]	13,671
Issuance of ordinary shares through convertible notes conversion		$ 14	[1]	678,298			678,312		678,312
Issuance of ordinary shares through convertible notes conversion (in Shares)	[1]	286,241
Issuance of shares for conversion of debt to equity		$ 63	[1]	4,764,082			4,764,145		4,764,145
Issuance of shares for conversion of debt to equity (in Shares)	[1]	1,377,888
Net loss			[1]		(8,534,138)		(8,534,138)	(158,771)	(8,692,909)
Foreign currency translation			[1]			(508,993)	(508,993)	158,748	(350,245)
Balance at Dec. 31, 2025		$ 113	[1]	$ 42,395,828	$ (38,635,083)	$ (237,541)	$ 3,523,317	$ (231,611)	$ 3,291,706
Balance (in Shares) at Dec. 31, 2025	[1]	2,436,907

[1]	On January 15, 2025 and March 21, 2025, the Company effected share consolidations of its ordinary shares on a one-for-forty (1-for-40) and one-for-three (1-for-3) basis, respectively, resulting in a combined one-for-one hundred twenty (1-for-120) share consolidation. Accordingly, all share and per share amounts, including the number of shares issued and outstanding and movements in shareholders’ equity, have been retrospectively adjusted for all periods presented to reflect these share consolidations.